UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F

FORM 13F COVER PAGE
Report for the Quarter Ended:  September 30, 2001

Institutional Investment Manager Filing this Report:

Name:    	Bruce Bent Associates, Inc.
Address:	950 Third Avenue, 28th Floor
	New York, New York  10022

13F  File Number:  28-7444

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Report  Type:

 {x}  13F Holdings Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

FORM 13F INFORMATION TABLE ENTRY TOTAL:    31

FORM 13F INFORMATION TABLE VALUE TOTAL:  $136,717,633

I A SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F INFORMATION TABLE


DISCRETIONARY OWNERSHIP FOR 13F


DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 09/30/01
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)
(ITEM 6)  (ITEM 7)               (ITEM 8)

INVESTMENT                     VOTING AUTHORITY

DISCRETION                         (SHARES)
                                                                        --------
---------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE
SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)
(B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ---
-- ----- -- ------------ ------------ ------------
ABBOTT LABS            COMMON   002824100      1,703,013
32,845    X
32,845            0            0
AMGEN                  COMMON   031162100      4,778,000
 81,300    X
81,300            0            0
ANALYTICAL SURVEYS IN  COMMON   032683302
38,985       56,500    X
56,500            0            0
ATRIX LABS INC COM     COMMON   04962L101
4,775,200      203,200    X
203,200            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207
4,583,115        1,967    X
1,967            0            0
BLOCK H & R INC        COMMON   093671105
8,992,192      233,200    X
233,200            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108
2,846,117       51,226    X
51,226            0            0
CARDINAL HEALTH INC    COMMON   14149Y108
5,055,962       68,370    X
68,370            0            0
COCA COLA CO           COMMON   191216100
1,605,409       34,267    X
34,267            0            0
ELAN PLC ADR           COMMON   284131208
10,830,997      223,550    X
223,550            0            0
EXXON MOBIL CORPORATI  COMMON   30231G102
 231,751        5,882    X
5,882            0            0
FOREST LABS INC        COMMON   345838106
15,385,442      213,272    X
213,272            0            0
GENERAL ELECTRIC COMP  COMMON   369604103
3,169,440       85,200    X
85,200            0            0
GENZYME CORP           COMMON   372917104
8,044,336      177,110    X
177,110            0            0
HOME DEPOT INC         COMMON   437076102
 536,336       13,978    X
13,978            0            0
IMS HEALTH INC COM     COMMON   449934108
4,013,010      160,200    X
160,200            0            0
INTEL CORP             COMMON   458140100
3,145,716      153,900    X
153,900            0            0
JOHNSON & JOHNSON      COMMON   478160104
17,057,735      307,901    X
307,901            0            0
MCDONALDS CORP         COMMON   580135101
650,546       23,970    X
23,970            0            0
MERCK & CO             COMMON   589331107
2,337,660       35,100    X
35,100            0            0
MICROSOFT CORP         COMMON   594918104
4,983,037       97,382    X
97,382            0            0
NEOPHARM INC COM       COMMON   640919106
801,553       57,050    X
57,050            0            0
ONLINE RES & COMMUNIC  COMMON   68273G101
1,018,134      870,200    X
870,200            0            0
ORACLE SYS CORP COM    COMMON   68389X105
470,492       37,400    X
37,400            0            0
PAYCHEX INC            COMMON   704326107
7,417,832      235,412    X
235,412            0            0
PFIZER INC             COMMON   717081103
4,093,488      102,082    X
102,082            0            0
QUEST DIAGNOSTICS INC  COMMON   74834L100
1,122,940       18,200    X
18,200            0            0
SECURE COMPUTING CORP  COMMON   813705100
2,350,262      241,300    X
241,300            0            0
TITAN CORP COM         COMMON   888266103
6,115,925      312,037    X
312,037            0            0
TRIBUNE CO             COMMON   896047107
3,051,138       97,170    X
97,170            0            0
TYCO INTL LTD NEW      COMMON   902124106
5,511,870      121,140    X
121,140            0            0

     TOTAL                                   136,717,633

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